INCOME TAXES - Deferred tax assets liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accruals and other	$ 2,428	$ 2,721
Total	2,428	2,721
Deferred tax liabilities - property and other	(58)	(81)
Total	$ 2,370	$ 2,640